Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Sonder has evaluated subsequent events through March 28, 2022, the date the consolidated financial statements were filed with the SEC and did not identify any transactions that require adjustment to, or disclosure in, the accompanying consolidated financial statements, except as noted below.
Closing of the Business Combination
On January 18, 2022 (the “Closing Date”), Sonder consummated the previously announced Business Combination pursuant to the Agreement and Plan of Merger, dated as of April 29, 2021 (as amended by the Amendment No. 1 to the Agreement and Plan of Merger, dated as of October 27, 2021), by and among Gores Metropoulos II, Inc., Sunshine Merger Sub I, Inc., a Delaware corporation (“First Merger Sub”) and a direct, wholly-owned subsidiary of Second Merger Sub (as defined below), Sunshine Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of the Company (“Second Merger Sub”), and Sonder Operating Inc., a Delaware corporation formerly known as Sonder Holdings Inc. (“Legacy Sonder”).
Pursuant to the Merger Agreement, (i) First Merger Sub merged with and into Legacy Sonder, with Legacy Sonder continuing as the surviving corporation (the “First Merger”), and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Legacy Sonder merged with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). As a result of the First Merger, Second Merger Sub owned 100% of the outstanding capital stock of Legacy Sonder as the surviving corporation of the First Merger and each share of capital stock of Legacy Sonder was cancelled and converted into the right to receive the merger consideration in accordance with the terms of the Merger Agreement. As a result of the Second Merger, the Company following the Business Combination owns 100% of the outstanding interests in the surviving entity of the Second Merger (the “Surviving Entity”).
The aggregate merger consideration (excluding any Earn Out Shares (as defined below)) paid to securityholders of Legacy Sonder as of immediately prior to the effective time of the First Merger (the “Legacy Sonder Securityholders”) in connection with the Business Combination was approximately 190,160,300 shares of the Company’s Common Stock (the “Common Stock”, which term (a) with reference to the Company prior to the Business Combination and the effectiveness of the Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), means the Class A Stock and the Class F Stock, and (b) with reference to the Company from and after the effectiveness of the Amended and Restated Certificate of Incorporation and the conversion of the Class F Stock in accordance with the Amended and Restated Certificate of Incorporation, means the Common Stock, par value $0.0001 per share, of the Company). Certain of these shares of Common Stock were reserved for issuance upon (a) the exercise of Rollover Options (as defined below) and (b) the exchange of the Post-Combination Canada Exchangeable Common Shares (as defined below) corresponding to shares of Post-Combination Company Special Voting Common Stock (as defined below) issued in the Business Combination.
Pursuant to the Merger Agreement:
•holders of existing shares of Common Stock of Legacy Sonder, par value $0.000001 per share (“Legacy Sonder Common Stock”) (following the conversion of each issued and outstanding share of Legacy Sonder’s preferred stock and the convertible promissory notes issued by Legacy Sonder to certain purchasers pursuant to the Note Purchase Agreement, dated March 12, 2021, as amended, into shares of Legacy Sonder Common Stock prior to the effective time of the First Merger), received approximately 140,544,052 shares of the Company’s Common Stock, pursuant to the Exchange Rate of 1.4686 shares for each share of Legacy Sonder Common Stock held;
•holders of existing shares of Special Voting Series AA Common Stock, par value $0.000001 per share (the “Legacy Sonder Special Voting Common Stock”), received approximately 32,296,539 shares of the newly created Post-Combination Company Special Voting Common Stock, par value $0.0001 per share (the “Post-Combination Company Special Voting Common Stock” and, together with the Company’s Common Stock, the “Post-Combination Company Stock”), pursuant to the Exchange Rate of 1.4686 shares for each share of Legacy Sonder Special Voting Common Stock held;
•holders of Series AA Common Exchangeable Preferred Shares (the “Legacy Sonder Canada Exchangeable Common Shares”) of Sonder Canada Inc., a corporation existing under the laws of the province of Québec (“Legacy Sonder Canada”) received a new series of the same class of virtually identical Legacy Sonder Canada Exchangeable Common Shares (the “Post-Combination Canada Exchangeable Common Shares”) whose terms provide (a) for a deferral of any mandatory exchange caused by the Business Combination for a period of at least 12 months from the Closing Date, and (b) that such Post-Combination Canada Exchangeable Shares shall be exchangeable for Common Stock upon the completion of the Business Combination; and
•holders of options to purchase Legacy Sonder Common Stock (the “Legacy Sonder Stock Options”) received options to acquire approximately 30,535,549 shares of Company’s Common Stock (the “Rollover Options”), pursuant to the Option Exchange Ratio of 1.5444 shares for each share of Legacy Sonder Stock Options held.
Following the closing of the Business Combination, the Company owned all of the issued and outstanding equity interests in Legacy Sonder and its subsidiaries, and the Legacy Sonder Securityholders held approximately 79.7% of the Company. Following the closing of the Business Combination, the Company’s Common Stock and the Company’s Public Warrants (as defined below) began trading on the Nasdaq Global Select Market under the symbols “SOND” and “SONDW,” respectively.
In addition to the consideration paid at the closing of the Business Combination, holders of Legacy Sonder Common Stock, Legacy Sonder Canada Exchangeable Common Shares and warrants of Legacy Sonder immediately prior to the effective time of the Business Combination may receive their pro rata share of up to an aggregate of 14,500,000 additional shares of Common Stock (the “Earn Out Shares”) as consideration as a result of the Common Stock achieving certain benchmark share prices as contemplated by the Merger Agreement.
The Business Combination was viewed as an acquisition of control of Legacy Sonder’s stock for tax purposes. As a result, the foreign capital loss carryforwards available to Legacy Sonder as of December 31, 2021 expired, and Sonder is no longer eligible to utilize these carryforwards in future periods.
Option awards granted to the CEO, including the CEO Performance Awards, that are eligible to vest in connection with the Business Combination that otherwise achieves the applicable market conditions were estimated using a Monte Carlo simulation. The fair value of the option awards using the Monte Carlos simulation was $5.5 million, which is to be recognized over the requisite service periods.
Closing of PIPE Investments
Pursuant to subscription agreements entered into in connection with the Merger Agreement (the “Existing Subscription Agreements”), certain investors agreed to subscribe for an aggregate of 20,000,000 newly issued shares of Class A Stock (which became Common Stock upon the effectiveness of the Amended and Restated Certificate of Incorporation) for a purchase price of $10.00 per share, or an aggregate of approximately $200 million (the “Existing PIPE Investment”). In addition, pursuant to subscription agreements entered into in connection with Amendment No.1, certain investors agreed to subscribe for an additional 11,507,074 newly issued shares of Class A Stock (which became Common Stock upon the effectiveness of the Amended and Restated Certificate of Incorporation) for a purchase price of for $8.89 per share, or an aggregate of approximately $102.3 million (the “New PIPE Investment”). In addition, concurrently with the execution of Amendment No. 1, the Company entered into a subscription agreement with Gores Metropoulos Sponsor II, LLC (the “Sponsor”) whereby the Sponsor separately agreed to purchase an additional 709,711 shares of Class A Stock (which became Common Stock upon the effectiveness of the Amended and Restated Certificate of Incorporation) in a private placement for $10.00, or an aggregate of approximately $7.1 million (the “Additional Sponsor PIPE Commitment” and, together with the Existing PIPE Investment and the New PIPE Investment, the “PIPE Investment”). At the Closing, the Company consummated the PIPE Investment.
Delayed Draw Note Purchase Agreement
On December 10, 2021, Sonder entered into a Note and Warrant Purchase Agreement with certain PIPE Investors (the “Purchasers”) for the sale of delayed draw notes (the “Delayed Draw Notes”) to be available to Sonder following the completion of the Business Combination. The agreement also provided that the Purchasers will be issued warrants to purchase shares of Common Stock in connection with the transaction. In January 2022, Sonder drew down on $165 million in Delayed Draw Notes and issued warrants to purchase 2,475,000 shares of Common Stock to the Purchasers.
2021 Convertible Promissory Notes
In January 2022, upon the Closing of the Business Combination, the outstanding principal and accrued and unpaid interest of the Convertible Promissory Notes were automatically converted into Sonder’s 12,242,973 shares of common stock.
2018 Loan and Security Agreement
In January 2022, Sonder paid down $24.5 million outstanding principal of the 2018 Loan and Security Agreement and $2.5 million in end of term payments at the Closing of the Business Combination. Sonder also recognized $0.6 million of early termination fees, $0.4 million of the write down of deferred financing charges and $0.2 million of interest expense.
Francis Davidson Promissory Note
On January 14, 2022, Mr. Davidson repaid in full the Promissory Note issued in December 2019 by selling to Sonder 1,855,938 shares of Sonder’s common stock at a repurchase price of $13.85 per share, which was equal to the fair value of a share of Sonder’s common stock as of the repurchase date, for a total aggregate repurchase price of $25.7 million. The repurchase price was offset against and extinguished in full Mr. Davidson’s obligations under the Promissory Note, including the outstanding principal and accrued interest.